Other Current Assets and Other Current Financial Assets - Other Current Assets (Details) - MXN ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets [abstract]
Prepaid expenses	$ 3,331	$ 3,953
Agreements with customers, net of accumulated amortization	126	208
Licenses	233	247
Other	127	70
Other current assets	$ 3,817	$ 4,478